INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of deferred taxes
The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Non-capital losses (Canada)	$95	$64
Capital losses (Canada)	34	33
Net operating losses (United States)	352	465
Non-capital losses (foreign)	118	141
Tax credit carryforwards	77	27
Deferred financing costs	203	—
Other	31	42
	910	772
Deferred income tax (liabilities):
Properties	(4,160)	(3,630)
	(4,160)	(3,630)
Net deferred tax (liability)	$(3,250)	$(2,858)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2020	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2021
Deferred tax assets	$772	$164	$7	$—	$(5)	$(28)	$910
Deferred tax (liabilities)	(3,630)	(519)	—	85	(96)	—	(4,160)
Net deferred tax (liability)	$(2,858)	$(355)	$7	$85	$(101)	$(28)	$(3,250)

		Recognized in
(US$ Millions)	Dec. 31, 2019	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2020
Deferred tax assets	$631	$231	$(35)	$—	$8	$(63)	$772
Deferred tax (liabilities)	(3,146)	(393)	—	—	(91)	—	(3,630)
Net deferred tax (liability)	$(2,515)	$(162)	$(35)	$—	$(83)	$(63)	$(2,858)

Disclosure of deferred income taxes and deductible temporary differences
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Unused tax losses - gross
Net operating losses (United States)	$34	$24
Capital losses (United States)	275	—
Net operating losses (foreign)	513	409
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$822	$433

Schedule of components of income tax expense benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Current income tax expense	$134	$58	$164
Deferred income tax expense (benefit)	356	162	32
Income tax expense	$490	$220	$196

Schedule of income tax rates

Years ended Dec. 31,	2021	2020	2019
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(7)%	(35)%	(14)%
Non-controlling interests in income of flow-through entities	(10)%	8%	(4)%
Change in tax rates applicable to temporary differences in other jurisdictions	2%	(8)%	(3)%
Other	1%	(3)%	—%
Effective income tax rate	12%	(12)%	5%